UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/12 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (30.0%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		$42,189	$43,786

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017		8,367	8,852
3 1/2s, March 1, 2041		156,573	162,805
3 1/2s, TBA, February 1, 2042		394,000,000	409,359,854

Total U.S. government agency mortgage obligations (cost $407,900,291)			$409,575,297

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020(SEGSF)		$ 416,000	$ 451,425

Total U.S. treasury Obligations (cost $391,775)			$451,425

MORTGAGE-BACKED SECURITIES (28.0%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 05-7, Class 7A21, 0.526s, 2035		$6,680,309	$4,175,193

Banc of America Commercial Mortgage, Inc.
Ser. 2004-4, Class D, 5.073s, 2042		1,667,000	1,579,483
Ser. 07-1, Class XW, IO, 0.456s, 2049		10,694,129	124,309

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.042s, 2042		20,106,131	371,219
Ser. 04-5, Class XC, IO, 0.889s, 2041		33,031,948	569,273
Ser. 02-PB2, Class XC, IO, 0.806s, 2035		13,512,571	17,026
Ser. 07-5, Class XW, IO, 0.592s, 2051		21,868,064	348,424
Ser. 05-1, Class XW, IO, 0.083s, 2042		320,260,887	155,647

Bear Stearns Asset Backed Securities Trust FRB Ser. 04-AC6, Class A2, 0.676s, 2034		4,965,699	3,255,512

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.576s, 2032		379,000	394,598
Ser. 04-PWR3, Class D, 4.889s, 2041(F)		1,989,000	1,918,156
Ser. 04-PR3I, Class X1, IO, 0.305s, 2041(F)		8,328,137	142,919

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.244s, 2038(F)		14,634,034	234,333

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043		2,050,000	1,969,394

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.177s, 2049		83,319,963	1,110,655

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 07-CD4, Class A2B, 5.205s, 2049		2,009,735	2,018,085

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.548s, 2049		54,302,496	749,374
Ser. 07-CD4, Class XC, IO, 0.231s, 2049		177,237,499	1,559,690

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031		411,106	423,073

Commercial Mortgage Pass-Through Certificates Ser. 05-LP5, Class B, 5.105s, 2043(F)		1,755,000	1,650,951

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.273s, 2043		27,800,836	254,850
Ser. 06-C8, Class XS, IO, 0.229s, 2046		59,464,876	784,343
Ser. 05-C6, Class XC, IO, 0.085s, 2044		51,044,306	283,367

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.637s, 2034		8,657,380	1,363,537
Ser. 05-R3, Class AS, IO, 5.581s, 2035		552,719	95,279
FRB Ser. 04-R2, Class 1AF1, 0.696s, 2034		8,546,616	6,538,161
FRB Ser. 05-R3, Class AF, 0.676s, 2035		543,231	437,301

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.987s, 2039		5,457,548	5,480,824
Ser. 06-C5, Class AX, IO, 0.238s, 2039		27,911,095	388,229

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.269s, 2049		88,470,019	578,610

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036		1,733,000	1,698,340
Ser. 05-C5, Class AJ, 5.1s, 2038(F)		4,872,000	4,876,538
Ser. 03-CPN1, Class E, 4.891s, 2035		1,528,000	1,479,425

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		2,640,000	2,785,200
FRB Ser. 03-CK2, Class G, 5.744s, 2036		2,984,000	2,973,559
Ser. 03-C3, Class AX, IO, 1.922s, 2038		64,461,630	941,398
Ser. 02-CP3, Class AX, IO, 1.591s, 2035		33,828,970	106,223
Ser. 04-C4, Class AX, IO, 1.19s, 2039		6,183,556	130,473

Deutsche Mortgage Securities, Inc. Ser. 2009-RS2, Class 4A2, 0.424s, 2037		8,894,363	3,513,273

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.452s, 2031		3,188,000	3,375,046
Ser. 99-CG2, Class B4, 6.1s, 2032		2,306,927	2,306,927

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.628s, 2037		1,985,809	3,182,073
IFB Ser. 2976, Class LC, 23.358s, 2035		270,883	432,884
IFB Ser. 2979, Class AS, 23.211s, 2034		212,971	288,496
IFB Ser. 3072, Class SB, 22.588s, 2035		1,051,031	1,621,585
IFB Ser. 3249, Class PS, 21.319s, 2036		1,020,795	1,509,931
IFB Ser. 3065, Class DC, 18.991s, 2035		1,110,776	1,696,888
IFB Ser. 2990, Class LB, 16.205s, 2034		1,408,695	1,931,179
IFB Ser. 3835, Class SN, 15.401s, 2041		9,734,995	13,666,473
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)		3,803,572	482,351
IFB Ser. 3835, Class SC, IO, 6.36s, 2038		9,046,125	1,659,512
IFB Ser. 3485, Class SI, IO, 6.272s, 2036		1,405,439	194,864
IFB Ser. 3907, Class KS, IO, 6.26s, 2040		6,837,885	1,152,259
IFB Ser. 3708, Class SA, IO, 6.16s, 2040		22,757,200	2,881,972
IFB Ser. 3852, Class NT, 5.71s, 2041		4,049,344	4,263,190
IFB Ser. 3852, Class TB, 5.71s, 2041		3,263,151	3,438,056
IFB Ser. 3752, Class PS, IO, 5.71s, 2040		9,389,506	1,604,948
Ser. 3672, Class PI, IO, 5 1/2s, 2039		6,599,816	735,285
Ser. 3645, Class ID, IO, 5s, 2040		417,545	36,928
Ser. 3632, Class CI, IO, 5s, 2038		465,678	38,926
Ser. 3626, Class DI, IO, 5s, 2037		316,445	14,009
Ser. 3623, Class CI, IO, 5s, 2036		288,610	21,646
Ser. 3747, Class HI, IO, 4 1/2s, 2037		2,647,108	301,871
Ser. 3707, Class PI, IO, 4 1/2s, 2025		12,777,882	974,313
Ser. 3768, Class MI, IO, 4s, 2035		60,565,071	5,374,942
Ser. 3736, Class QI, IO, 4s, 2034		13,675,332	504,278
Ser. 3740, Class KI, IO, 4s, 2033		18,869,572	770,067
Ser. 3692, Class KI, IO, 4s, 2024		35,629,870	979,821
Ser. 3707, Class HI, IO, 4s, 2023		4,362,610	148,591
Ser. T-56, Class A, IO, 0.524s, 2043		14,363,191	260,333
Ser. T-56, Class 3, IO, 0.474s, 2043		5,048,554	2,367
Ser. T-56, Class 1, IO, 0.294s, 2043		17,500,632	10,938
Ser. T-56, Class 2, IO, 0.124s, 2043		6,088,495	5,708
Ser. 3369, Class BO, PO, zero %, 2037		73,926	68,462
Ser. 3327, Class IF, IO, zero %, 2037		16,266	1
Ser. 3369, PO, zero %, 2037		3,246	3,239
Ser. 3391, PO, zero %, 2037		194,673	172,305
Ser. 3300, PO, zero %, 2037		1,276,508	1,179,446
Ser. 3206, Class EO, PO, zero %, 2036		48,889	44,969
Ser. 3175, Class MO, PO, zero %, 2036		156,487	143,448
Ser. 3210, PO, zero %, 2036		40,916	37,975
FRB Ser. 3326, Class YF, zero %, 2037		53,942	51,245
FRB Ser. 3117, Class AF, zero %, 2036		51,204	42,064
FRB Ser. 3326, Class WF, zero %, 2035		130,803	111,182
FRB Ser. 3036, Class AS, zero %, 2035		68,655	58,731

Federal National Mortgage Association
Ser. 2002-W6, Class 1AIO, 0.281s, 2042		1,309,399	13,094
Ser. 2005-W4, Class 1AIO, 0 1/8s, 2035		318,887	2,474
Ser. 03-34, Class P1, PO, zero %, 2043		285,896	228,717
IFB Ser. 07-75, Class JS, 50.15s, 2037		938,582	1,935,702
IFB Ser. 06-62, Class PS, 38.242s, 2036		2,071,726	3,635,287
IFB Ser. 06-8, Class HP, 23.554s, 2036		1,067,826	1,731,246
IFB Ser. 05-45, Class DA, 23.407s, 2035		2,140,290	3,495,254
IFB Ser. 05-122, Class SE, 22.133s, 2035		1,993,943	2,985,327
IFB Ser. 05-75, Class GS, 19.421s, 2035		908,074	1,309,201
IFB Ser. 05-106, Class JC, 19.267s, 2035		1,048,144	1,645,177
IFB Ser. 05-83, Class QP, 16.676s, 2034		247,898	341,569
IFB Ser. 11-4, Class CS, 12.347s, 2040		2,742,852	3,143,439
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041		22,962,198	3,538,934
IFB Ser. 12-3, Class SD, IO, 6.22s, 2042		4,206,000	766,291
IFB Ser. 11-27, Class AS, IO, 6.204s, 2041		17,370,169	2,250,132
IFB Ser. 10-35, Class SG, IO, 6.124s, 2040		37,944,526	6,767,786
Ser. 10-67, Class BI, IO, 5 1/2s, 2025		11,098,302	1,040,466
Ser. 10-100, Class AI, IO, 4 1/2s, 2025		22,250,630	1,375,144
Ser. 03-W10, Class 1, IO, 1.442s, 2043		12,130,529	545,874
Ser. 01-50, Class B1, IO, 0.407s, 2041		1,107,536	11,075
Ser. 07-64, Class LO, PO, zero %, 2037		330,380	305,951
Ser. 07-14, Class KO, PO, zero %, 2037		698,403	635,547
Ser. 06-125, Class OX, PO, zero %, 2037		125,397	119,075
Ser. 06-84, Class OT, PO, zero %, 2036		94,698	88,600
Ser. 06-46, Class OC, PO, zero %, 2036		89,464	81,751
Ser. 04-61, Class CO, PO, zero %, 2031		161,829	160,697
FRB Ser. 06-104, Class EK, zero %, 2036		13,158	12,763
IFB Ser. 06-48, Class FG, zero %, 2036		47,941	47,844

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.534s, 2033		4,218,904	42

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029		2,112,000	2,166,627
Ser. 97-C2, Class G, 7 1/2s, 2029		696,000	741,240

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037		3,092,000	3,130,898
Ser. 05-C2, Class XC, IO, 0.183s, 2043		45,593,970	342,730
Ser. 07-C1, Class XC, IO, 0.147s, 2049		122,124,892	624,425
Ser. 05-C3, Class XC, IO, 0.12s, 2045		317,395,561	1,491,797

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.333s, 2029		3,823,815	113,567
Ser. 05-C1, Class X1, IO, 0.318s, 2043		35,015,232	473,721

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		154,599	134,502

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.353s, 2041		15,890,151	23,862,875
IFB Ser. 10-158, Class SD, 14.157s, 2040		2,780,250	3,919,263
IFB Ser. 11-70, Class WS, 9.138s, 2040		11,858,000	13,392,425
IFB Ser. 11-56, Class MS, 6.786s, 2041		6,686,145	7,314,576
IFB Ser. 11-56, Class SG, 6.776s, 2041		3,814,832	4,226,796
IFB Ser. 11-37, Class SB, IO, 6.419s, 2038		2,733,225	345,070
IFB Ser. 11-61, Class CS, IO, 6.399s, 2035		28,184,648	3,875,389
IFB Ser. 10-85, Class AS, IO, 6.369s, 2039		7,147,401	1,033,023
IFB Ser. 10-113, Class CS, IO, 6.369s, 2039		7,411,574	1,153,389
IFB Ser. 11-37, Class SD, IO, 6.369s, 2038		3,517,194	580,337
IFB Ser. 10-58, Class LS, IO, 6.269s, 2039		11,190,247	1,706,625
IFB Ser. 10-42, Class SP, IO, 6.269s, 2039		6,713,927	1,039,316
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036		7,380,727	946,135
IFB Ser. 11-70, Class SM, IO, 5.6s, 2041		5,789,000	1,610,210
Ser. 10-68, Class MI, IO, 5s, 2039		13,900,416	1,885,035
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		12,831,775	1,705,471
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040		15,722,313	86,787
Ser. 11-70, PO, zero %, 2041		40,876,922	33,257,464
Ser. 10-151, Class KO, PO, zero %, 2037		1,484,491	1,338,966
Ser. 06-36, Class OD, PO, zero %, 2036		96,385	89,738
Ser. 99-31, Class MP, PO, zero %, 2029		39,485	36,876
FRB Ser. 07-35, Class UF, zero %, 2037		5,607	5,546

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035		1,618,000	1,570,836
Ser. 05-GG3, Class XC, IO, 0.508s, 2042		76,407,509	1,278,756

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		471,571	475,403

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030		677,601	684,377
Ser. 06-GG6, Class XC, IO, 0.145s, 2038		111,047,638	200,774

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.913s, 2035		736,705	124,808
IFB Ser. 04-4, Class 1AS, IO, 5.204s, 2034		296,455	50,722
FRB Ser. 04-4, Class 1AF, 0.676s, 2034		296,455	228,270
FRB Ser. 05-RP1, Class 1AF, 0.626s, 2035		736,705	567,263

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.184s, 2051		19,773,000	21,022,752
FRB Ser. 04-CB9, Class B, 5.843s, 2041(F)		2,650,000	2,459,895
FRB Ser. 02-C2, Class E, 5.517s, 2034		1,540,000	1,518,733
Ser. 02-C3, Class D, 5.314s, 2035		1,521,000	1,475,370
Ser. 06-LDP8, Class X, IO, 0.743s, 2045		60,259,249	1,254,899
Ser. 07-LDPX, Class X, IO, 0.501s, 2049		39,646,285	459,897

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032		68,868	68,958
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)		1,599,000	1,583,154
Ser. 05-LDP2, Class X1, IO, 0.408s, 2042		137,604,162	1,770,966
Ser. 05-CB12, Class X1, IO, 0.14s, 2037		30,188,925	281,753
Ser. 06-LDP6, Class X1, IO, 0.087s, 2043		58,188,646	197,783

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		556,463	531,422
Ser. 99-C1, Class G, 6.41s, 2031		601,777	529,564
Ser. 98-C4, Class G, 5.6s, 2035		474,000	490,400
Ser. 98-C4, Class H, 5.6s, 2035		808,000	884,771

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039(F)		3,919,000	4,055,304
Ser. 03-C5, Class F, 4.843s, 2037		2,504,000	2,303,680
Ser. 07-C2, Class XW, IO, 0.702s, 2040		8,017,633	162,926

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.857s, 2038		42,572,733	1,061,381
Ser. 06-C7, Class XCL, IO, 0.364s, 2038		66,078,674	1,171,839
Ser. 05-C2, Class XCL, IO, 0.335s, 2040		155,881,455	1,231,308
Ser. 05-C3, Class XCL, IO, 0.328s, 2040		120,850,266	2,037,294
Ser. 05-C5, Class XCL, IO, 0.252s, 2040		94,750,075	1,356,253
Ser. 07-C2, Class XCL, IO, 0.197s, 2040		186,084,943	2,404,404
Ser. 05-C7, Class XCL, IO, 0.179s, 2040		135,201,930	732,254

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.433s, 2028(F)		193,947	4,364

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.027s, 2050		475,000	496,551
Ser. 03-KEY1, Class C, 5.373s, 2035		3,163,000	3,185,734
Ser. 05-MCP1, Class XC, IO, 0.269s, 2043		39,979,598	418,746

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 1.06s, 2039		14,134,065	254,993

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 06-3, Class AM, 5.456s, 2046		1,347,000	1,380,547
FRB Ser. 06-4, Class A2FL, 0.416s, 2049		1,471,118	1,438,018

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.531s, 2037		2,917,995	218,850
Ser. 06-C4, Class X, IO, 6.22s, 2045		6,276,121	470,709
Ser. 05-C3, Class X, IO, 6.051s, 2044		1,925,617	144,421

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.92s, 2041		1,055,966	1,067,233
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049		1,394,265	1,422,130
Ser. 07-IQ14, Class A2, 5.61s, 2049		2,644,375	2,780,672
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049		1,745,996	1,641,236

Morgan Stanley Capital I 144A
Ser. 03-IQ6, Class C, 5.238s, 2041(F)		2,350,000	2,357,477
Ser. 05-HQ5, Class X1, IO, 0.136s, 2042(F)		13,032,614	63,099

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035		2,146,000	2,074,538

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043		430,286	439,967

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030		2,002,000	2,052,050

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033		189,000	9,450

Structured Asset Securities Corp. 144A FRB Ser. 04-NP2, Class A, 0.63s, 2034		320,376	256,301

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4, Class X2, IO, 0 1/2s, 2047		150,073,730	3,046,497

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045		32,798,677	5,903,762
Ser. 07-4, Class 1A4, IO, 1s, 2045		44,333,744	1,828,767

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.644s, 2035		3,498,726	2,624,044

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)		6,112,000	5,873,186

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class AJ, 5.224s, 2042		1,395,000	1,436,529
Ser. 06-C29, IO, 0.552s, 2048		198,261,302	2,997,711
Ser. 07-C34, IO, 0.544s, 2046		18,414,268	283,580

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.218s, 2042		25,182,435	229,916
Ser. 06-C26, Class XC, IO, 0.093s, 2045		11,451,538	33,209
Ser. 06-C23, Class XC, IO, 0.075s, 2045		155,583,254	711,015

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		129,000	67,080
Ser. 05-C1A, Class C, 4.9s, 2036		529,000	532,229

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR19, Class A1C3, 0.794s, 2045		14,814,412	7,629,422
FRB Ser. 05-AR11, Class A1C3, 0.786s, 2045		3,725,022	2,086,012
FRB Ser. 2005-AR17, Class A1B2, 0.704s, 2045		3,133,102	1,911,192
FRB Ser. 2005-AR17, Class A1B3, 0.626s, 2045		2,473,870	1,572,882

Total mortgage-backed securities (cost $346,734,337)			$383,275,534

CORPORATE BONDS AND NOTES (28.0%)(a)
		Principal amount	Value

Basic materials (2.4%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		$835,000	$1,076,099

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		935,000	1,102,472

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)		1,575,000	1,578,611

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		835,000	897,625

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018		1,210,000	1,403,600

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041		1,565,000	1,702,795

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)		3,082,000	3,247,658

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		470,000	604,059

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		2,120,000	2,396,501

International Paper Co. sr. unsec. notes 9 3/8s, 2019		958,000	1,258,993

International Paper Co. sr. unsec. notes 8.7s, 2038		510,000	712,008

International Paper Co. sr. unsec. notes 7.95s, 2018		1,400,000	1,747,187

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039		900,000	1,127,689

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		640,000	669,208

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		1,130,000	1,412,463

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		650,000	904,562

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		2,475,000	2,899,519

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		1,815,000	2,422,686

Sealed Air Corp. sr. notes 7 7/8s, 2017		725,000	771,691

Sealed Air Corp. 144A notes 5 5/8s, 2013		678,000	703,557

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		164,000	200,482

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		245,000	281,505

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		76,000	89,587

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		1,080,000	1,249,734

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		135,000	146,075

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)		610,000	680,911

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec notes 6s, 2041 (Canada)		1,000,000	1,063,961

			32,351,238
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017		850,000	895,688

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		1,393,000	1,662,337

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		435,000	543,779

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		595,000	691,441

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		720,000	770,187

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		660,000	761,672

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	125,082

			5,450,186
Communication services (3.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		880,000	1,071,458

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)		670,000	680,644

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019(R)		1,560,000	1,771,500

American Tower REIT, Inc. sr. unsec. notes 7s, 2017(R)		1,210,000	1,379,335

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040		1,140,000	1,273,200

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		1,160,000	1,375,240

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		645,000	786,579

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		1,570,000	2,122,711

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028		2,025,000	1,961,202

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		855,000	868,816

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017		785,000	1,022,250

Comcast Cable Holdings, LLC debs. 9.8s, 2012		75,000	75,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		700,000	907,755

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040		265,000	309,162

Cox Communications, Inc. 144A bonds 8 3/8s, 2039		470,000	645,889

Cox Communications, Inc. 144A notes 5 7/8s, 2016		390,000	451,220

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		1,915,000	1,994,067

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)		756,000	1,065,951

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)		880,000	980,779

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)		886,000	920,275

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		800,000	792,000

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		215,000	221,988

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		845,000	1,071,388

Qwest Corp. notes 6 3/4s, 2021		1,767,000	1,967,664

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		610,000	767,184

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)		1,000,000	1,109,171

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		2,425,000	2,596,554

TCI Communications, Inc. company guaranty 7 7/8s, 2026		2,435,000	3,206,734

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		955,000	959,775

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		1,500,000	1,490,261

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)		345,000	368,785

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		1,165,000	1,469,158

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018		355,000	430,025

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014		345,000	389,595

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		350,000	420,538

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041		85,000	91,698

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039		424,000	594,504

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		856,000	1,191,892

Verizon New Jersey, Inc. debs. 8s, 2022		640,000	813,958

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		795,000	1,013,749

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		219,000	228,430

			42,858,084
Consumer cyclicals (2.7%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		1,095,000	1,228,049

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		645,000	690,150

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030		2,400,000	3,102,653

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		1,195,000	1,286,988

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		805,000	930,389

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021		30,000	32,998

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		1,670,000	1,906,225

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		1,635,000	1,782,150

Ecolab, Inc. sr. unsec. unsub. notes 5 1/2s, 2041		150,000	174,563

Ecolab, Inc. sr. unsec. unsub. notes 4.35s, 2021		340,000	375,141

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		1,005,000	1,125,600

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		1,550,000	1,575,440

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		950,000	982,989

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		740,000	805,346

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016		2,760,000	2,834,288

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,769,000	1,742,465

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		840,000	926,100

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		360,000	369,052

Macy's Retail Holdings, Inc. company guaranty sr. unsec notes 5 1/8s, 2042		240,000	248,911

News America Holdings, Inc. company guaranty 7 3/4s, 2024		870,000	1,085,777

News America Holdings, Inc. debs. 7 3/4s, 2045		790,000	970,265

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		1,060,000	1,124,700

Owens Corning company guaranty sr. unsec. notes 9s, 2019		672,000	808,080

QVC, Inc. 144A sr. notes 7 1/8s, 2017		535,000	573,119

Sears Holdings Corp. company guaranty 6 5/8s, 2018		799,000	649,188

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		1,450,000	1,944,124

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		1,850,000	2,455,492

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		365,000	405,143

Time Warner, Inc. debs. 9.15s, 2023		675,000	930,327

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022		2,075,000	2,109,844

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		1,305,000	1,340,095

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		520,000	551,981

			37,067,632
Consumer staples (2.1%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		910,000	1,253,251

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		1,735,000	2,362,053

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		1,313,000	2,064,283

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		1,430,000	1,561,559

Campbell Soup Co. debs. 8 7/8s, 2021		715,000	1,051,590

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		466,000	505,610

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019		1,310,000	1,619,390

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032		2,232,281	2,652,731

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		2,270,000	2,584,356

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)		675,000	939,165

General Mills, Inc. sr. unsec. notes 5.65s, 2019		190,000	227,808

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039		85,000	113,241

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020		590,000	687,284

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		3,905,000	4,988,158

Kroger Co. company guaranty 6 3/4s, 2012		5,000	5,061

Kroger Co. company guaranty 6.4s, 2017		605,000	727,571

Kroger Co. sr. notes 6.15s, 2020		200,000	244,861

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		680,000	951,576

McDonald's Corp. sr. unsec. bond 6.3s, 2037		530,000	742,029

McDonald's Corp. sr. unsec. notes 5.7s, 2039		775,000	1,012,810

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		630,000	669,906

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		675,000	783,000

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		1,370,000	1,544,072

			29,291,365
Energy (1.9%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		856,000	847,440

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,880,000	3,614,000

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		200,000	214,383

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		1,860,000	2,134,968

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		620,000	694,265

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		835,000	878,838

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		602,000	606,515

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		775,000	841,150

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		750,000	834,375

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		340,000	408,106

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		885,000	1,151,764

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		525,000	583,070

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012		195,000	199,109

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		895,000	1,157,445

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		550,000	563,750

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		319,000	322,988

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		1,095,000	1,234,165

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		2,160,000	2,937,444

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		1,015,000	1,083,513

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		1,900,000	2,275,649

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019		1,125,000	1,507,219

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		205,000	233,229

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		240,000	273,934

Weatherford International, Ltd. company guaranty 6 1/2s, 2036 (Switzerland)		470,000	525,332

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)		390,000	432,076

			25,554,727
Financials (10.1%)

ABN Amro Bank NV sr. unsec. notes 4 1/4s, 2017		4,460,000	4,461,918

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017		4,460,000	4,455,629

Aflac, Inc. sr. unsec. notes 6.9s, 2039		1,395,000	1,603,547

Aflac, Inc. sr. unsec. notes 6.45s, 2040		990,000	1,085,103

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012		995,000	1,024,972

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.596s, 2017		1,035,000	952,487

American Express Co. sr. unsec. notes 8 1/8s, 2019		1,450,000	1,908,703

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		210,000	202,650

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		2,440,000	2,546,820

AON Corp. jr. unsec. sub. notes 8.205s, 2027		3,255,000	3,836,763

Associates First Capital Corp. sr. unsec. notes 6.95s, 2018		2,745,000	3,054,449

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		1,485,000	1,571,774

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		2,665,000	2,673,274

Bank of America Corp. sub. notes 7 3/4s, 2015		1,465,000	1,574,459

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017		905,000	900,505

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		3,331,000	3,820,590

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		2,815,000	2,837,945

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		1,020,000	1,163,960

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		1,685,000	2,014,859

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.257s, 2012		118,188	118,165

Capital One Bank USA NA sub. notes 8.8s, 2019		1,050,000	1,265,675

Citigroup, Inc. sr. unsec. sub. FRN 0.81s, 2016		1,961,000	1,599,593

Citigroup, Inc. sub. notes 5s, 2014		1,156,000	1,188,771

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		580,000	612,475

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		510,000	549,297

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		100,000	103,999

Countrywide Financial Corp. company guaranty sr. unsec. unsub. notes FRN Ser. MTN, 0.875s, 2012		1,090,000	1,085,857

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 1.147s, 2017 (Switzerland)		2,638,000	1,686,843

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		910,000	1,076,402

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		390,000	446,667

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)		64,000	66,972

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021		2,235,000	2,304,231

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012		1,695,000	1,729,932

GATX Financial Corp. notes 5.8s, 2016		455,000	491,734

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		2,405,000	2,757,371

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.653s, 2016		895,000	830,873

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		6,305,000	7,550,156

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		3,230,000	3,203,747

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		940,000	1,071,777

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018		595,000	641,599

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		2,510,000	2,492,317

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		3,655,000	3,732,354

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,175,000	1,033,757

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		2,520,000	1,772,283

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		835,000	899,353

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		3,945,000	4,195,732

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		670,000	696,800

ING Bank NV 144A sr. unsec. notes FRN 1.596s, 2013 (Netherlands)		2,160,000	2,131,471

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		895,000	880,456

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		404,000	448,627

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		1,311,000	1,448,314

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035		1,715,000	1,712,805

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)		520,000	556,259

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		4,335,000	4,043,844

Loews Corp. notes 5 1/4s, 2016		385,000	425,194

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		2,880,000	2,741,253

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012		320,000	321,828

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		2,305,000	3,393,649

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		1,535,000	1,614,984

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		715,000	771,831

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		970,000	1,007,889

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)		1,090,000	1,130,875

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		500,000	528,823

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013(R)		660,000	682,737

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		85,000	106,313

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		5,160,000	4,865,658

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,010,000	1,038,409

Pacific LifeCorp 144A sr. notes 6s, 2020		1,575,000	1,715,714

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		340,000	413,684

Prudential Financial, Inc. sr. notes 6.2s, 2015		300,000	332,294

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		1,135,000	1,308,267

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014		575,000	624,006

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.434s, 2017		160,000	152,567

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)		360,000	370,226

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		2,600,000	2,300,324

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018(R)		1,185,000	1,187,575

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.333s, 2017 (France)		1,090,000	532,116

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		645,000	728,922

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		985,000	1,069,011

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		1,555,000	2,047,758

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		390,000	404,102

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		1,180,000	1,232,182

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,880,000	2,138,686

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		810,000	957,062

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		1,070,000	1,287,002

Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015		345,000	368,477

Wells Fargo Bank NA unsec. sub. notes FRN 0.671s, 2016		1,180,000	1,069,446

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)		750,000	813,362

Willis Group North America, Inc. company guaranty 6.2s, 2017		510,000	567,745

			138,366,886
Health care (0.5%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		1,660,000	2,127,737

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		660,000	701,166

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		356,000	365,345

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		839,000	853,683

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		1,045,000	1,334,507

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		244,000	266,306

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		975,000	1,036,819

WellPoint, Inc. notes 7s, 2019		225,000	277,630

			6,963,193
Technology (0.5%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		580,000	638,000

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018		230,000	241,500

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		822,000	838,440

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		145,000	172,850

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018		2,590,000	3,062,235

Lexmark International Inc, sr. unsec. notes 5.9s, 2013		855,000	891,909

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		1,115,000	1,144,404

			6,989,338
Transportation (0.7%)

American Airlines 2011-2 Class A Pass Through Trust company guaranty secured airplanes 8 5/8s, 2021		775,000	821,500

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018		365,000	432,773

Burlington Northern Santa Fe Corp. sr. unsec. notes 4.7s, 2019		693,000	795,955

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		1,520,000	1,766,899

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		876,058	933,002

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		480,222	499,431

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042		330,000	346,499

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		1,115,000	1,320,586

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019		1,067,441	1,051,429

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		214,003	231,124

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		390,000	426,992

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		472,218	486,385

			9,112,575
Utilities and power (3.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		515,000	536,262

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		580,000	683,407

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		390,000	397,237

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		765,000	909,872

Beaver Valley Funding Corp. sr. bonds 9s, 2017		530,000	554,438

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016		980,000	1,107,880

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		1,924,854	2,062,000

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		2,280,000	2,792,747

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.353s, 2013		625,000	621,094

Commonwealth Edison Co. 1st mtge. 6.15s, 2017		250,000	303,516

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		480,000	590,673

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016		850,000	907,375

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		2,460,000	2,966,723

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		725,000	769,841

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		1,940,000	1,689,515

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		830,000	1,030,409

Electricite de France 144A notes 6.95s, 2039 (France)		970,000	1,149,603

Electricite de France 144A sr. notes 4.6s, 2020 (France)		255,000	265,296

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)		695,000	635,758

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		920,000	990,669

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041		1,345,000	1,369,065

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		780,000	823,380

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042		1,350,000	1,498,343

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016		1,770,000	1,844,898

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036		510,000	572,150

ITC Holdings Corp. 144A notes 5 7/8s, 2016		890,000	1,016,604

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		330,000	386,721

Kansas Gas and Electric Co. bonds 5.647s, 2021		608,368	665,561

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11.875s, 2012		1,525,000	1,589,988

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020		1,425,000	1,690,462

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		1,000,000	1,236,115

MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037		410,000	533,168

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029		360,000	453,894

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		295,000	386,528

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		785,000	967,718

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		460,000	609,092

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		885,000	1,017,482

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		3,220,000	3,480,514

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020		240,000	274,172

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		135,000	156,691

Spectra Energy Capital, LLC sr. notes 8s, 2019		650,000	830,319

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		340,000	405,388

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		2,870,000	3,770,342

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019		560,000	685,806

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		830,000	986,308

			48,215,024

Total corporate bonds and notes (cost $354,028,892)			$382,220,248

ASSET-BACKED SECURITIES (4.6%)(a)
		Principal amount	Value

Bombardier Capital Mortgage Securitization Corp. Ser. 99-A, Class A4, 6.475s, 2025		$3,230,946	$3,255,395

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035		1,559,964	1,403,968

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		3,493,493	2,585,185
Ser. 00-5, Class A6, 7.96s, 2032		1,819,295	1,369,019
Ser. 02-1, Class M1F, 7.954s, 2033		2,468,000	2,708,813
FRB Ser. 02-1, Class M1A, 2.345s, 2033		3,400,000	2,875,291

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.446s, 2047		8,636,000	6,240,823
FRB Ser. 07-11, Class 2A2, 0.396s, 2047		5,985,000	4,937,625
FRB Ser. 07-1, Class 2A2, 0.376s, 2037		5,152,000	4,227,886

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		134,710	13

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.276s, 2037		417,000	331,515

GE Business Loan Trust 144A Ser. 04-2, Class D, 3.035s, 2032		304,850	121,635

Green Tree Financial Corp. Ser. 99-3, Class A7, 6.74s, 2031		2,370,533	2,323,122

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.706s, 2035		12,631,000	8,525,925
FRB Ser. 05-9, Class 2A3, 0.646s, 2035		8,000,000	5,480,000
FRB Ser. 05-6, Class A3, 0.646s, 2035		8,309,810	5,694,977
FRB Ser. 05-11, Class 3A4, 0.526s, 2035		1,294,955	1,010,065

Lehman ABS Manufactured Housing Contract Ser. 01-B, Class M1, 6.63s, 2040		5,900,000	5,074,000

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.526s, 2032		4,257,734	3,406,187

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		374,949	379,220

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.436s, 2037		1,429,253	925,969

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		985,685	140,886

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,532,043	183,845

Total asset-backed securities (cost $66,850,839)			$63,201,364

PURCHASED OPTIONS OUTSTANDING (3.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	$ 1,349,000	$ 94

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	47,138

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	6,556,000	49,891

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	15,930,000	364,160

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	15,930,000	393,152

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	15,930,000	418,163

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	1,349,000	39,944

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	41,692,000	41,275

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	17,914,396	31,350

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	21,497,275	38,265

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	7,165,758	8,886

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	17,914,396	22,572

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	17,914,396	20,243

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	41,692,000	42,943

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683	6,556,000	47,138

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765	14,842,000	84,748

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861	6,556,000	65,036

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869	6,556,000	49,891

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	5,937,000	95,111

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	17,914,396	2,191,289

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	21,497,275	2,646,745

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	7,165,758	972,608

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	17,914,396	2,446,748

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	17,914,396	2,480,965

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	52,382

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	6,556,000	65,036

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96	6,543,000	70,468

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985	6,543,000	97,294

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	29,847,000	761,695

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	75,721,900	416,470

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	52,382

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	47,396,000	885,357

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074	17,045,000	364,422

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	17,045,000	404,989

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	29,847,000	761,695

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	17,045,000	444,875

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	17,045,000	480,328

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	17,045,000	512,884

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	17,045,000	543,906

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	75,721,900	5,942,655

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	42,060,635	420

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	42,060,635	31,545

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	52,382

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	47,138

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	6,556,000	65,036

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	6,556,000	49,891

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	29,659,000	464,460

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	15,930,000	446,837

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	15,930,000	469,776

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	6,027,000	203,411

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	6,027,000	212,693

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	6,027,000	221,010

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	65,373,000	654

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	33,777,000	110,113

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	33,777,000	243,870

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	3,487,000	28,454

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	3,487,000	38,392

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	3,487,000	47,214

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	3,487,000	54,816

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	62,557

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	69,287

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	74,971

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	81,177

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	3,487,000	86,966

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	8,593,000	102,944

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,593,000	297,490

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	428,533

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	527,868

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	65,373,000	134,668

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	52,382

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	47,138

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	6,556,000	102,405

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	6,556,000	106,994

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	6,556,000	111,321

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	6,556,000	115,582

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	6,556,000	65,036

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	6,556,000	118,336

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	6,556,000	49,891

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	29,659,000	464,460

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005	6,543,000	115,288

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	6,543,000	132,430

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	33,777,000	494,158

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	6,543,000	147,610

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	33,777,000	625,888

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	29,847,000	777,813

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	3,487,000	86,757

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	3,487,000	95,753

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	6,156,000	185,665

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	3,487,000	104,226

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	3,487,000	110,921

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	3,487,000	117,442

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	3,487,000	123,858

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	3,487,000	128,740

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	3,487,000	134,354

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	6,027,000	235,957

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	3,487,000	138,992

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,027,000	246,384

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	6,156,000	243,593

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,027,000	254,882

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	8,593,000	399,059

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,593,000	591,714

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,593,000	716,914

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,593,000	814,874

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	17,910,412	20,955

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	25,184,158	27,199

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	6,556,000	52,382

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	6,556,000	47,138

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	6,556,000	65,036

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	6,556,000	49,891

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	29,659,000	358,577

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	17,910,412	2,407,159

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	25,184,158	3,496,317

Total purchased options outstanding (cost $38,908,775)			$45,684,122

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$770,000	$1,006,198

IL State G.O. Bonds
4.421s, 1/1/15		410,000	431,857
4.071s, 1/1/14		1,220,000	1,265,494

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		675,000	872,755

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		845,000	976,169

Total municipal bonds and notes (cost $3,925,353)			$4,552,473

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		$748,000	$687,449

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		800,000	815,464

Total foreign government bonds and notes (cost $1,577,453)			$1,502,913

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015		$334,037	$300,872

National Bedding Company, LLC bank term loan FRN Ser. B, 4 1/8s, 2013		149,110	148,737

SunGard Data Systems, Inc. bank term loan FRN 2.045s, 2014		6,470	6,370

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 4.974s, 2016		134,059	133,302

Total senior loans (cost $576,253)			$589,281

SHORT-TERM INVESTMENTS (49.2%)(a)
		Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield of 0.060%, May 11, 2012		$15,000,000	$14,998,335

Federal Home Loan Bank discount notes with an effective yield of 0.030%, February 3, 2012		12,000,000	11,999,980

Federal National Mortgage Association discount notes with an effective yield of 0.065%, May 23, 2012		25,000,000	24,996,900

Putnam Money Market Liquidity Fund 0.08%(e)		274,313,886	274,313,886

Straight-A Funding, LLC commerical paper with an effective yield of 0.188%, April 12, 2012		$8,000,000	7,998,666

Straight-A Funding, LLC commerical paper with an effective yield of 0.188%, April 11, 2012		10,000,000	9,998,659

Straight-A Funding, LLC commerical paper with an effective yield of 0.188%, February 21, 2012		20,000,000	19,997,889

Straight-A Funding, LLC commerical paper with an effective yield of 0.128%, February 16, 2012		2,600,000	2,599,859

U.S. Treasury Bills with an effective yield of 0.104%, December 13, 2012(SEGSF)		12,500,000	12,489,313

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.111%, July 26, 2012(SEG)(SEGSF)		153,605,000	153,544,940

U.S. Treasury Bills with effective yields ranging from 0.070% to 0.083%, June 28, 2012(SEG)(SEGSF)		68,438,000	68,418,290

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.131%, May 3, 2012(SEG)(SEGSF)		28,090,000	28,086,039

U.S. Treasury Bills with an effective yield of 0.006%, March 1, 2012(SEGSF)		27,000,000	26,999,870

U.S. Treasury Bills with an effective yield of 0.013%, February 16, 2012		10,000,000	9,999,946

U.S. Treasury Bills with effective yields ranging from 0.010% to 0.093%, February 9, 2012(SEG)(SEGSF)		6,344,000	6,343,964

Total short-term investments (cost $672,765,339)			$672,786,536

TOTAL INVESTMENTS

Total investments (cost $1,893,659,307)(b)			$1,963,839,193

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Bond 30 yr (Long)	1,308	$190,232,250	Mar-12	$3,151,968
U.S. Treasury Note 10 yr (Long)	791	104,609,750	Mar-12	1,930,463

Total				$5,082,431

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $102,036,950) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	$4,524,000	Mar-12/2.119	$95,275
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	90,058
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	78,798,972	Aug-16/4.28	10,744,397
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,003,850	Aug-16/4.35	141,517
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	78,798,972	Aug-16/4.28	2,832,429
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,003,850	Aug-16/5.35	21,686
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	4,655,000	Apr-12/2.111	105,017
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	4,524,000	Mar-12/2.119	95,275
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	90,058
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	46,466,969	Aug-16/3.625	4,516,589
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,028	Jul-14/4.19	910,613
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	7,065,634	Aug-14/4.20	1,096,226
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	2,355,211	Jul-14/4.34	391,097
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,028	Jul-14/4.35	982,311
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,043	Jul-14/4.3725	994,608
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	54,646,220	Jun-16/4.39	4,853,131
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.67	1,549,405
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	11,434,721	Aug-16/4.68	1,867,290
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.80	1,635,165
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,811,574	Jul-16/4.80	654,447
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.815	1,645,647
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	12,614,480	Feb-15/5.36	2,977,484
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	46,466,969	Aug-16/3.625	2,430,222
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,028	Jul-14/4.19	101,863
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	7,065,634	Aug-14/4.20	122,235
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	2,355,211	Jul-14/4.34	36,506
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,028	Jul-14/4.35	90,676
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	5,888,043	Jul-14/4.3725	88,909
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.67	287,774
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	11,434,721	Aug-16/4.68	344,185
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.80	270,622
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	3,811,574	Jul-16/4.80	107,868
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	9,528,934	Jul-16/4.815	267,763
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	54,646,220	Jun-16/4.89	661,219
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	12,614,480	Feb-15/5.36	146,328
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	4,655,000	Apr-12/2.111	105,017
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	92,113
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	14,842,000	Oct-16/2.5625	428,192
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	24,654,000	Jul-12/2.6075	1,460,750
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/4.12	4,373,639
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	55,533,334	Jun-16/5.12	585,599
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	92,113
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	13,112,000	May-12/2.324	496,027
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	13,112,000	Jun-12/2.346	522,251
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	13,112,000	Jul-12/2.372	548,999
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	13,112,000	Aug-12/2.394	573,126
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	13,112,000	Sep-12/2.419	595,547
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	13,112,000	Oct-12/2.443	617,313
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	32,687,000	Aug-12/2.4475	1,551,652
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	24,654,000	Jul-12/2.6075	1,460,750
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	4,655,000	Apr-12/2.111	105,017
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	4,524,000	Mar-12/2.119	95,275
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	92,113
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	90,058
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.498	1,219,568
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	5,937,000	Oct-16/2.7975	204,886
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	4,655,000	Apr-12/2.111	105,017
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	4,524,000	Mar-12/2.119	95,275
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	92,113
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	90,058
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	3,671,000	Nov-12/2.32	145,078
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	3,671,000	Nov-12/2.335	148,088
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	3,671,000	Dec-12/2.345	150,548
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	3,671,000	Dec-12/2.355	152,934
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	3,671,000	Jan-13/2.3625	154,255
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.498	1,219,568
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	4,814,000	Apr-12/2.60	288,455
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	24,654,000	Jul-12/2.61875	1,481,705
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	3,499,000	Jul-12/2.6825	227,715
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	25,092,787	Sep-16/3.49	2,245,378
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	25,092,787	Sep-16/3.49	1,426,274
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	4,655,000	Apr-12/2.111	105,017
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	4,524,000	Mar-12/2.119	95,275
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	3,147,000	Jul-12/2.1714	92,113
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,081,000	Jun-12/2.183	90,058
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	23,727,000	Apr-12/2.4275	1,079,104
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	128,896,500	Sep-15/4.04	16,907,354
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	5,886,718	Jul-14/4.29	973,363
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	8,277,423	Jul-14/4.36	1,413,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.375	10,301,047
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.46	10,741,550
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	54,299,260	Jun-16/4.575	5,278,974
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	9,526,815	Jul-16/4.74	1,630,533
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	13,395,829	Jul-16/4.79	2,337,103
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	6,998,859	Jun-16/4.815	1,243,760
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	32,662,920	Feb-15/5.27	7,629,731
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	17,335,500	May-12/5.51	5,650,853
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	128,896,500	Sep-15/4.04	4,022,602
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	5,886,718	Jul-14/4.29	86,947
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	8,277,423	Jul-14/4.36	116,455
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.375	1,628,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	31,254,600	Aug-15/4.46	1,531,257
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	54,299,260	Jun-16/4.575	734,886
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	9,526,815	Jul-16/4.74	264,236
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	13,395,829	Jul-16/4.79	362,652
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	6,998,859	Jun-16/4.815	180,347
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	32,662,920	Feb-15/5.27	359,553
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	17,335,500	May-12/5.51	14

Total			$146,830,837

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$12,829,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$275,856
	88,096,000		—	1/13/14	3 month USD-LIBOR-BBA	0.6075%	154,123
	11,544,600		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	183,856
	37,372,000		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	520,619
	73,511,000		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(667,321)
	9,211,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	215,771
	17,329,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	441,107
	256,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	7,562
	72,092,340		4,278,680	1/19/22	4.72%	3 month USD-LIBOR-BBA	(14,630,440)
	32,880,000		—	1/9/17	3 month USD-LIBOR-BBA	1.253%	447,285
	93,965,000		—	1/9/22	2.11%	3 month USD-LIBOR-BBA	(1,857,434)
	17,191,000		—	1/9/42	2.723%	3 month USD-LIBOR-BBA	(362,247)
	Barclays Bank PLC
	86,733,000		—	1/5/17	3 month USD-LIBOR-BBA	1.2685%	1,260,167
	183,882,000		—	1/11/14	3 month USD-LIBOR-BBA	0.6575%	505,060
	572,446,000		—	1/12/14	0.655%	3 month USD-LIBOR-BBA	(1,542,026)
	8,583,000		—	1/12/17	3 month USD-LIBOR-BBA	1.226%	104,241
	5,076,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(82,042)
	11,604,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(162,936)
	38,941,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	68,526
	68,831,600		—	1/13/14	0.61%	3 month USD-LIBOR-BBA	(123,948)
	23,968,300		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(212,736)
	18,686,000		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	260,310
	20,412,000		—	1/17/22	2.055%	3 month USD-LIBOR-BBA	(287,665)
	38,756,000		—	1/17/17	3 month USD-LIBOR-BBA	1.15375%	325,257
	2,966,000		—	1/17/22	3 month USD-LIBOR-BBA	2.06%	43,170
	2,140,000		—	1/17/14	0.58%	3 month USD-LIBOR-BBA	(2,588)
	7,182,000		—	1/17/22	3 month USD-LIBOR-BBA	1.9975%	62,703
	7,561,000		—	1/17/14	0.58375%	3 month USD-LIBOR-BBA	(9,684)
	3,014,000		—	1/17/22	2.0225%	3 month USD-LIBOR-BBA	(33,336)
	4,263,000		—	1/17/14	0.57375%	3 month USD-LIBOR-BBA	(4,633)
	5,788,000		—	1/19/22	3 month USD-LIBOR-BBA	1.9955%	48,921
	72,044,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6192%	(121,033)
	17,279,000		(30,238)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(60,899)
	7,906,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(64,204)
	21,199,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	172,812
	12,216,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(6,961)
	13,850,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	18,691
	4,182,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(89,206)
	10,229,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	14,528
	3,847,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(107,293)
	32,067,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(511,919)
	11,712,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(162,522)
	718,000		—	1/30/22	3 month USD-LIBOR-BBA	2.061%	9,899
	2,490,000		—	1/31/22	3 month USD-LIBOR-BBA	2.0425%	30,091
	1,955,000		—	1/31/14	0.545%	3 month USD-LIBOR-BBA	(1,006)
	6,665,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(60,350)
	1,152,000		—	2/1/22	3 month USD-LIBOR-BBA	1.958%	4,689
	9,882,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(19,179)
	26,954,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(128,176)
	27,268,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(5,683)
	98,977,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	5,848
	20,302,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(26,021)
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	Citibank, N.A.
	336,312,000		—	1/12/14	0.6565%	3 month USD-LIBOR-BBA	(916,296)
	22,982,000		—	1/12/17	1.2264%	3 month USD-LIBOR-BBA	(279,583)
	135,202,000		—	1/19/22	2.021%	3 month USD-LIBOR-BBA	(1,464,321)
	6,242,000		—	1/19/42	2.6455%	3 month USD-LIBOR-BBA	(24,586)
	2,182,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	19,834
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	20,296,000		441,736	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(586,572)
	102,811,000		—	1/10/17	1.216%	3 month USD-LIBOR-BBA	(1,206,381)
	Credit Suisse International
	127,558,000		—	1/5/14	0.73%	3 month USD-LIBOR-BBA	(535,788)
	48,473,000		—	1/5/17	3 month USD-LIBOR-BBA	1.26875%	705,255
	23,771,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2753%	352,403
	24,133,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(63,770)
	167,602,000		—	1/13/14	3 month USD-LIBOR-BBA	0.617%	325,858
	2,482,000		—	1/13/17	1.1795%	3 month USD-LIBOR-BBA	(24,387)
	16,393,300		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	261,075
	66,611,200		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(123,363)
	59,488,300		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(540,022)
	81,633,000		—	1/17/42	2.688%	3 month USD-LIBOR-BBA	(1,070,134)
	18,197,000		—	1/17/22	3 month USD-LIBOR-BBA	2.0505%	248,774
	63,818,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	81,755
	509,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	4,963
	5,386,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(46,851)
	912,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	26,625
	7,150,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(127,028)
	32,745,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(20,100)
	9,649,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	7,767
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	27,274,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(5,684)
	40,855,000		—	2/2/14	0.514%	3 month USD-LIBOR-BBA	3,231
	2,811,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	99,256
	Deutsche Bank AG
	71,150,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(291,176)
	26,989,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	375,747
	11,082,000		—	1/6/17	3 month USD-LIBOR-BBA	1.255%	153,273
	21,065,000		—	1/6/14	3 month USD-LIBOR-BBA	0.7225%	85,335
	793,428,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	1,558,877
	54,819,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	534,745
	74,012,500		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(137,070)
	58,376,400		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(518,134)
	46,715,000		—	1/13/22	3 month USD-LIBOR-BBA	2.05375%	667,212
	33,107,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(28,950)
	29,065,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(164,189)
	245,199,000		—	1/20/22	3 month USD-LIBOR-BBA	2.02%	2,616,311
	26,853,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	164,461
	3,852,000		—	1/20/17	1.1225%	3 month USD-LIBOR-BBA	(26,024)
	52,352,000		—	1/23/22	2.0475%	3 month USD-LIBOR-BBA	(680,299)
	99,373,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	822,479
	4,137,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	41,317
	73,379,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(18,640)
	27,267,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(5,683)
	1,104,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	9,296
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	4,433,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	218,813
	42,060,635		(79,389)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(101,544)
	63,256,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(320,277)
	153,354,000		—	1/5/17	1.2699%	3 month USD-LIBOR-BBA	(2,239,011)
	Goldman Sachs International
	43,227,000		—	1/5/17	3 month USD-LIBOR-BBA	1.285%	663,153
	305,602,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2568%	4,251,560
	180,145,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	490,813
	21,166,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(249,148)
	103,224,200		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(940,179)
	20,846,000		(36,220)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(74,277)
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	12,289,000		—	1/30/42	2.8019%	3 month USD-LIBOR-BBA	(451,216)
	143,616,000		—	1/30/22	3 month USD-LIBOR-BBA	2.052%	1,859,292
	1,587,000		—	2/2/42	2.69%	3 month USD-LIBOR-BBA	(20,651)
	681,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(1,364)
	4,433,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	218,813
	6,156,000		(69,563)	1/27/22	3 month USD-LIBOR-BBA	2.27%	136,447
	4,601,000		97,256	1/27/22	2.52%	3 month USD-LIBOR-BBA	(163,817)
	JPMorgan Chase Bank, N.A.
	100,124,000		—	1/11/17	1.2125%	3 month USD-LIBOR-BBA	(1,153,928)
	9,762,000		—	1/11/17	1.187%	3 month USD-LIBOR-BBA	(100,264)
	257,128,000		—	1/13/14	3 month USD-LIBOR-BBA	0.613%	478,833
	2,363,000		—	1/13/17	1.1673%	3 month USD-LIBOR-BBA	(21,809)
	148,025,000		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(274,140)
	91,734,300		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(851,282)
	309,612,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(415,508)
	50,299,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(326,308)
	567,000		—	1/20/14	3 month USD-LIBOR-BBA	0.579%	680
	18,898,000		—	1/20/17	3 month USD-LIBOR-BBA	1.117%	122,539
	56,685,000		—	1/20/22	2.0075%	3 month USD-LIBOR-BBA	(538,867)
	93,292,000		—	1/20/42	3 month USD-LIBOR-BBA	2.6455%	362,092
	29,562,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	340,049
	12,003,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	153,243
	73,352,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	103,486
	48,749,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	859,237
	12,600,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	145,849
	13,909,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	245,300
	5,457,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	234,051
	20,296,000		435,469	1/17/22	2.453%	3 month USD-LIBOR-BBA	(603,234)
	20,604,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(79,944)
	27,267,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(5,683)
	120,153,900		6,932,880	1/17/22	4.80%	3 month USD-LIBOR-BBA	(25,499,111)

	Total						$(38,278,635)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$802,537	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	$843
1,369,787	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(26,173)
15,979,983	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	121,310
3,649,238	5,132	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(62,709)
13,280,580	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,944)
11,879,768	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	18,709
6,540,098	(1,022)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(136,267)
13,018,320	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	89,972
30,057,792	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(88,142)
19,373,998	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,873)
14,927,923	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,048
3,529,352	45,771	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(26,385)
78,546,130	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(230,330)
37,126,479	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,068
4,910,473	87,468	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,745)
67,250,247	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(197,206)
49,141,952	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,327
19,714,778	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	87,505
2,304,890	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,043)
26,638,267	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,224
45,658,234	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(872,413)
28,384,446	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(83,235)
6,899,125	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(128,262)
13,273,697	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,904
42,578,444	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,547
7,114,032	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,929
1,439,767	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(957)
4,669,198	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,103)
3,384,942	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,249)
10,725,904	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(216,744)
Citibank, N.A.
15,718,999	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,263
21,141,097	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,733
Credit Suisse International
3,829,067	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,823
37,898,666	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	100,991
14,795,306	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	294,177
Deutsche Bank AG
15,402,720	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	148,953
Goldman Sachs International
30,529,663	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(567,577)
10,083,795	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(197,458)
12,604,762	82,719	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(159,864)
3,783,441	(34,287)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	47,067
3,796,666	13,051	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(64,101)
3,108,605	(49,543)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,727
3,119,471	36,068	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(27,707)
3,771,126	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(72,057)
15,979,983	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(121,310)
40,435,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	279,493

Total					$(2,095,241)

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,367,024,116.
(b)	The aggregate identified cost on a tax basis is $1,915,396,913, resulting in gross unrealized appreciation and depreciation of $78,470,244 and $30,027,964, respectively, or net unrealized appreciation of $48,442,280.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $45,461 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $233,583,799 and $194,409,048, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $804,464,603 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $2,004,200,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries amd to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $11,102,658 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $167,373,523 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $161,072,544.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$63,201,364	$—
Corporate bonds and notes	—	382,220,248	—
Foreign government bonds and notes	—	1,502,913	—
Mortgage-backed securities	—	382,348,468	927,066
Municipal bonds and notes	—	4,552,473	—
Purchased options outstanding	—	45,684,122	—
Senior loans	—	589,281	—
U.S. Government Agency Mortgage Obligations	—	409,575,297	—
U.S. Treasury Obligations	—	451,425	—
Short-term investments	274,313,886	398,472,650	—

Totals by level	$274,313,886	$1,688,598,241	$927,066

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$5,082,431	$—	$—
Written options	—	(146,830,837)	—
Interest rate swap contracts	—	(50,249,246)	—
Total return swap contracts	—	(2,280,598)	—

Totals by level	$5,082,431	$(199,360,681)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$78,615,005	$227,209,133

Total	$78,615,005	$227,209,133

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012